Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Rental Payment Commitments under Non-Cancelable Operating Leases

Future rental payment commitments at December 31, 2014 under non-cancelable operating leases, with initial terms of one year or more, are as follows (in thousands):

2015	$3,111
2016	1,973
2017	1,120
2018	747
2019	707
Thereafter	2,856

Total minimum lease payments	$10,514